Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		R$ 787,561
Balance		979,293	R$ 787,561
Cost		979,293	787,561
Accumulated depreciation and amortization		979,293	787,561
Balance		979,293	787,561
Buildings [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		40,104
Balance		44,764	40,104
Cost		44,764	40,104
Accumulated depreciation and amortization		44,764	40,104
Balance		44,764	40,104
Facilities
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		1,312
Balance		3,560	1,312
Cost		3,560	1,312
Accumulated depreciation and amortization		3,560	1,312
Balance		3,560	1,312
Machinery and equipment [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		276,971
Balance		315,637	276,971
Cost		315,637	276,971
Accumulated depreciation and amortization		315,637	276,971
Balance		315,637	276,971
IT equipment [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		6,640
Balance		16,996	6,640
Cost		16,996	6,640
Accumulated depreciation and amortization		16,996	6,640
Balance		16,996	6,640
Furniture and fixtures [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		4,713
Balance		5,690	4,713
Cost		5,690	4,713
Accumulated depreciation and amortization		5,690	4,713
Balance		5,690	4,713
Vehicles [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		209,906
Balance		225,426	209,906
Cost		225,426	209,906
Accumulated depreciation and amortization		225,426	209,906
Balance		225,426	209,906
Leasehold improvements [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		31,164
Balance		32,742	31,164
Cost		32,742	31,164
Accumulated depreciation and amortization		32,742	31,164
Balance		32,742	31,164
Works in progress [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		58,355
Balance		107,768	58,355
Cost		107,768	58,355
Accumulated depreciation and amortization		107,768	58,355
Balance		107,768	58,355
Vessels [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		46,372
Balance		55,719	46,372
Cost		55,719	46,372
Accumulated depreciation and amortization		55,719	46,372
Balance		55,719	46,372
Aircraft [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		112,024
Balance		170,991	112,024
Cost		170,991	112,024
Accumulated depreciation and amortization		170,991	112,024
Balance		170,991	112,024
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		1,360,099	812,133
Transfers		(3,469)	65,597
Additions		329,814	265,402
Write-offs		(175,782)	(55,775)
Business combination	[1]		292,845
Fair value-added value		3,522	2,529
Foreign currency translation adjustment		158,936	(22,632)
Balance		1,673,120	1,360,099
Cost		1,673,120	1,360,099
Accumulated depreciation and amortization		1,673,120	1,360,099
Balance		1,673,120	1,360,099
Cost [Member] | Buildings [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		59,212	26,816
Transfers		(17,960)	15,420
Additions		2,753	18,555
Write-offs		(21)	(940)
Business combination	[1]		1,969
Fair value-added value
Foreign currency translation adjustment		8,381	(2,608)
Balance		52,365	59,212
Cost		52,365	59,212
Accumulated depreciation and amortization		52,365	59,212
Balance		52,365	59,212
Cost [Member] | Facilities
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		1,665	422
Transfers		11,795	212
Additions		1,553	624
Write-offs		(15)
Business combination	[1]		408
Fair value-added value
Foreign currency translation adjustment		729	(1)
Balance		15,727	1,665
Cost		15,727	1,665
Accumulated depreciation and amortization		15,727	1,665
Balance		15,727	1,665
Cost [Member] | Machinery and equipment [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		584,206	240,261
Transfers		(69,668)	28,337
Additions		99,470	79,285
Write-offs		(86,873)	(7,496)
Business combination	[1]		246,517
Fair value-added value		3,209	1,188
Foreign currency translation adjustment		74,890	(3,886)
Balance		605,234	584,206
Cost		605,234	584,206
Accumulated depreciation and amortization		605,234	584,206
Balance		605,234	584,206
Cost [Member] | IT equipment [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		22,340	18,746
Transfers		12,403	2,038
Additions		1,436	1,363
Write-offs		(221)	(243)
Business combination	[1]		1,308
Fair value-added value		162	(127)
Foreign currency translation adjustment		3,134	(745)
Balance		39,254	22,340
Cost		39,254	22,340
Accumulated depreciation and amortization		39,254	22,340
Balance		39,254	22,340
Cost [Member] | Furniture and fixtures [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		11,965	10,209
Transfers		1,214	1,080
Additions		646	705
Write-offs		(96)	(222)
Business combination	[1]		685
Fair value-added value		38	440
Foreign currency translation adjustment		1,550	(932)
Balance		15,317	11,965
Cost		15,317	11,965
Accumulated depreciation and amortization		15,317	11,965
Balance		15,317	11,965
Cost [Member] | Vehicles [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		396,779	327,681
Transfers		125,780	40,023
Additions		69,724	42,626
Write-offs		(128,787)	(37,689)
Business combination	[1]		37,077
Fair value-added value		113	994
Foreign currency translation adjustment		67,485	(13,933)
Balance		531,094	396,779
Cost		531,094	396,779
Accumulated depreciation and amortization		531,094	396,779
Balance		531,094	396,779
Cost [Member] | Leasehold improvements [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		43,541	41,466
Transfers		1,501	1,211
Additions		1,887	2,659
Write-offs		(65)	(1,359)
Business combination	[1]
Fair value-added value			34
Foreign currency translation adjustment		1,832	(470)
Balance		48,696	43,541
Cost		48,696	43,541
Accumulated depreciation and amortization		48,696	43,541
Balance		48,696	43,541
Cost [Member] | Works in progress [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		58,355	40,685
Transfers		(106,960)	(45,642)
Additions		115,139	65,363
Write-offs		40,535	(3,882)
Business combination	[1]		1,831
Fair value-added value
Foreign currency translation adjustment		699
Balance		107,768	58,355
Cost		107,768	58,355
Accumulated depreciation and amortization		107,768	58,355
Balance		107,768	58,355
Cost [Member] | Vessels [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		54,824	32,233
Transfers		9,237	17,155
Additions		2,561	2,529
Write-offs		(229)	(86)
Business combination	[1]		3,050
Fair value-added value
Foreign currency translation adjustment		235	(57)
Balance		66,628	54,824
Cost		66,628	54,824
Accumulated depreciation and amortization		66,628	54,824
Balance		66,628	54,824
Cost [Member] | Aircraft [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		127,212	73,614
Transfers		29,189	5,763
Additions		34,645	51,693
Write-offs		(10)	(3,858)
Business combination	[1]
Fair value-added value
Foreign currency translation adjustment		1
Balance		191,037	127,212
Cost		191,037	127,212
Accumulated depreciation and amortization		191,037	127,212
Balance		191,037	127,212
Accumulated depreciation [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		(572,538)	(296,052)
Transfers		(3,308)	(37,451)
Depreciation		(123,171)	(82,087)
Write-offs		97,633	33,935
Business combination	[1]		(198,214)
Fair value-added value		(3,503)	(3,757)
Foreign currency translation adjustment		(88,940)	11,088
Balance		(693,827)	(572,538)
Cost		(693,827)	(572,538)
Accumulated depreciation and amortization		(693,827)	(572,538)
Balance		(693,827)	(572,538)
Accumulated depreciation [member] | Buildings [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		(19,108)	(9,289)
Transfers		14,607	(8,006)
Depreciation		(1,480)	(2,158)
Write-offs		(5)	278
Business combination	[1]		(376)
Fair value-added value
Foreign currency translation adjustment		(1,615)	443
Balance		(7,601)	(19,108)
Cost		(7,601)	(19,108)
Accumulated depreciation and amortization		(7,601)	(19,108)
Balance		(7,601)	(19,108)
Accumulated depreciation [member] | Facilities
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		(353)	(95)
Transfers		(9,789)	(7)
Depreciation		(375)	(102)
Write-offs			3
Business combination	[1]		(152)
Fair value-added value
Foreign currency translation adjustment		(1,650)
Balance		(12,167)	(353)
Cost		(12,167)	(353)
Accumulated depreciation and amortization		(12,167)	(353)
Balance		(12,167)	(353)
Accumulated depreciation [member] | Machinery and equipment [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		(307,235)	(84,537)
Transfers		79,188	(13,343)
Depreciation		(55,641)	(36,876)
Write-offs		32,530	7,677
Business combination	[1]		(178,570)
Fair value-added value		(754)	(496)
Foreign currency translation adjustment		(37,685)	(1,090)
Balance		(289,597)	(307,235)
Cost		(289,597)	(307,235)
Accumulated depreciation and amortization		(289,597)	(307,235)
Balance		(289,597)	(307,235)
Accumulated depreciation [member] | IT equipment [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		(15,700)	(9,933)
Transfers		(629)	(954)
Depreciation		(3,165)	(4,696)
Write-offs		8
Business combination	[1]		(653)
Fair value-added value		(22)	7
Foreign currency translation adjustment		(2,750)	529
Balance		(22,258)	(15,700)
Cost		(22,258)	(15,700)
Accumulated depreciation and amortization		(22,258)	(15,700)
Balance		(22,258)	(15,700)
Accumulated depreciation [member] | Furniture and fixtures [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		(7,252)	(6,039)
Transfers		(363)	383
Depreciation		(1,112)	(2,319)
Write-offs		462	478
Business combination	[1]		(310)
Fair value-added value		(66)	(95)
Foreign currency translation adjustment		(1,296)	650
Balance		(9,627)	(7,252)
Cost		(9,627)	(7,252)
Accumulated depreciation and amortization		(9,627)	(7,252)
Balance		(9,627)	(7,252)
Accumulated depreciation [member] | Vehicles [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		(186,873)	(160,258)
Transfers		(87,164)	(15,224)
Depreciation		(48,451)	(26,816)
Write-offs		60,152	23,836
Business combination	[1]		(17,384)
Fair value-added value		(725)	(1,236)
Foreign currency translation adjustment		(42,607)	10,209
Balance		(305,668)	(186,873)
Cost		(305,668)	(186,873)
Accumulated depreciation and amortization		(305,668)	(186,873)
Balance		(305,668)	(186,873)
Accumulated depreciation [member] | Leasehold improvements [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		(12,377)	(9,330)
Transfers		842	(268)
Depreciation		(3,181)	(3,434)
Write-offs		0	332
Business combination	[1]
Fair value-added value		(2)	(3)
Foreign currency translation adjustment		(1,236)	326
Balance		(15,954)	(12,377)
Cost		(15,954)	(12,377)
Accumulated depreciation and amortization		(15,954)	(12,377)
Balance		(15,954)	(12,377)
Accumulated depreciation [member] | Works in progress [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance
Transfers
Depreciation
Write-offs
Business combination	[1]
Fair value-added value
Foreign currency translation adjustment
Balance
Cost
Accumulated depreciation and amortization
Balance
Accumulated depreciation [member] | Vessels [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		(8,452)	(6,147)
Transfers
Depreciation		(2,130)	(1,288)
Write-offs		66	23
Business combination	[1]		(769)
Fair value-added value		(292)	(292)
Foreign currency translation adjustment		(101)	21
Balance		(10,909)	(8,452)
Cost		(10,909)	(8,452)
Accumulated depreciation and amortization		(10,909)	(8,452)
Balance		(10,909)	(8,452)
Accumulated depreciation [member] | Aircraft [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance		(15,188)	(10,424)
Transfers			(32)
Depreciation		(7,636)	(4,398)
Write-offs		4,420	1,308
Business combination	[1]
Fair value-added value		(1,642)	(1,642)
Foreign currency translation adjustment
Balance		(20,046)	(15,188)
Cost		(20,046)	(15,188)
Accumulated depreciation and amortization		(20,046)	(15,188)
Balance		R$ (20,046)	R$ (15,188)

[1]	purchase of investees confirms informed in note 7.